Equity Financings (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Jun. 30, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from sale of stock					$ 4,016,521	$ 0
S 3 Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued new, shares					4,735,000
Proceeds from sale of stock					$ 2,700,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued new, shares			7,096,514	98,355
White Lion Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares	2,361,514	2,361,514
Number of shares issued value	$ 1,300,000	$ 1,300,000
Number of shares issued	2,501,700		2,501,700		2,501,700